Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other non-current receivables [abstract]
Security deposits for lease contracts	€ 3,920	€ 3,984
Receivable from disposal of assets	599	549
Total	€ 4,519	€ 4,533